Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended
	Jan. 01, 2015	Dec. 31, 2014		Dec. 31, 2013		Jun. 30, 2014	Feb. 26, 2015	Feb. 19, 2015	Jan. 15, 2015
Subsequent Event [Line Items]
Common stock shares authorized		10,000,000	[1]	10,000,000	[1]
2007 Stock Option Plan [Member]
Subsequent Event [Line Items]
Common stock shares available for future issuance						2,000,000
Subsequent Events [Member]
Subsequent Event [Line Items]
Gain on sale of buildings								$ 15,000
Common stock shares authorized							20,000,000
Cash dividends declared on preferred shares	25,000
Subsequent Events [Member] | 2007 Stock Option Plan [Member]
Subsequent Event [Line Items]
Common stock shares available for future issuance							4,000,000
Subsequent Events [Member] | IPO [Member]
Subsequent Event [Line Items]
Proposed minimum offering price of common stock									$ 50,000,000

[1]	(1) On February 26, 2015, shareholders approved the Articles of Amendment to the Company's Charter to increase the number of authorized shares of the Corporation's Common Stock from 10,000,000 to 20,000,000.